DISCONTINUED OPERATIONS - Schedule of Results of the Discontinued Operation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Expenses
Professional fees	$ 56,874	$ 66,159	$ 63,111
General and administrative expenses	265,767	365,016	196,488
Depreciation and amortization			189
Net operating loss	(322,641)	(534,783)	(371,478)
Foreign exchange (loss) gain	(8,634)	(538)	21,976
Net loss from discontinued operations			(173)
Discontinued Operations [Member]
Expenses
Professional fees	0	0	0
General and administrative expenses	0	0	0
Impairments	0	0	0
Depreciation and amortization	0	0	0
Net operating loss	(0)	(0)	(0)
Foreign exchange (loss) gain	0	(0)	(173)
Net loss from discontinued operations	$ (0)	$ (0)	$ (173)